Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 2,884	$ 6,947
Restricted cash	114	113
Short-term deposits		3,807
Marketable debt securities	31,931	40,132
Other accounts receivable	1,125	812
Total current assets	36,054	51,811
Operating lease right-of-use assets	406	394
Property and equipment, net	145	176
Total non-current assets	551	570
Total assets	36,605	52,381
Current liabilities
Trade payables	4,871	7,046
Other accounts payable	1,008	966
Total current liabilities	5,879	8,012
Non-current liabilities
Operating lease liabilities, net of current portion	229	216
Total non-current liabilities	229	216
Stockholders’ equity
Ordinary shares, par value NIS 0.01 per share; Authorized 50,000,000 shares; Issued and outstanding: 25,088,414 shares as of December 31, 2021; 21,325,975 shares as of December 31, 2020	70	58
Additional paid-in capital	198,772	179,530
Accumulated other comprehensive income (loss)	(171)	272
Accumulated deficit	(168,174)	(135,707)
Total stockholders’ equity	30,497	44,153
Total liabilities and stockholders’ equity	$ 36,605	$ 52,381